Other Information (Details 1) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	€ 2,591	€ 1,203
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	1,220	389
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	1,371	814
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating lease	€ 0	€ 0